FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

11. FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

As of December 31, 2024 and 2025, short-term and long-term investments measured at fair value are as follows:

	Fair value measurement as of December 31, 2025
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	—	2,137,269	75,448	2,212,717
Investments elected to measure at fair value
- Wealth management products	—	—	249,033	249,033
Long-term investments:
Available-for-sale debt investments
- Wealth management products	—	62,393	275,101	337,494
Investments elected to measure at fair value
- Wealth management products	—	—	212,147	212,147
Total	—	2,199,662	811,729	3,011,391

11. FAIR VALUE MEASUREMENT - continued

Measured at fair value on a recurring basis - continued

	Fair value measurement as of December 31, 2024
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	202,635	783,007	—	985,642
Investments elected to measure at fair value
- Wealth management products	—	712,672	—	712,672
Long-term investments:
Available-for-sale debt investments
- Wealth management products	—	863,625	—	863,625
Investments elected to measure at fair value
- Wealth management products	—	59,115	—	59,115
Total	202,635	2,418,419	—	2,621,054

The following table provides additional information about the reconciliation of the fair value measurements of assets using significant unobservable inputs (Level 3).

Level 3 investments
RMB
Balance as of December 31, 2024	—
Initial recognition	2,074,411
Unrealized gain	24,468
Disposals	(1,269,129)
Foreign exchange difference	(18,021)
Balance as of December 31, 2025	811,729

11. FAIR VALUE MEASUREMENT - continued

Measured at fair value on a recurring basis - continued

The Group’s available-for-sale debt investments and investments elected to measure at fair value as of December 31, 2024 and 2025 mainly consist of wealth management products purchased from banks. Those wealth management products with fair value which is determined based on the quoted market prices currently available on the website of the bank have been categorized as Level 1. Those wealth management products are valued using directly or indirectly observable inputs in the market place have been categorized as Level 2. The remaining wealth management products which are unobservable inputs to the valuation methodology have been categorized as Level 3.

A summary of available-for-sale investments during the years ended December 31, 2024 and 2025 is presented as below:

	As of December 31, 2025
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	2,147,254	65,463	—	—	2,212,717
Long-term investments:
Available-for-sale debt investments
- Wealth management products	330,472	7,022	—	—	337,494
Total	2,477,726	72,485	—	—	2,550,211

	As of December 31, 2024
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	966,011	19,631	—	—	985,642
Long-term investments:
Available-for-sale debt investments
- Wealth management products	824,015	39,610	—	—	863,625
Total	1,790,026	59,241	—	—	1,849,267

11. FAIR VALUE MEASUREMENT - continued

Measured at fair value on a recurring basis - continued

For the years ended December 31, 2024 and 2025, a gain of RMB12,860 and RMB36,838 resulting from changes in fair value of the products under fair value option was recorded in other income, respectively.

As of December 31, 2025, RMB2,212,717 available-for-sale investments and RMB249,033 investments elected to measure at fair value will mature within one year, RMB337,494 available-for-sale investments and RMB214,147 investments elected to measure at fair value will mature more than one year.

Measured at fair value on a non-recurring basis

The Group’s non-financial assets, such as property, equipment and software and acquired intangible assets, would be measured at fair value on a non-recurring basis whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The Group recorded nil, nil and RMB582 of impairment losses on intangible assets during the years ended December 31, 2023, 2024 and 2025.